Other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of analysis of other comprehensive income by item [abstract]
Schedule of other comprehensive income

	Items that may subsequently be reclassified to income
(millions)	Change in unrealized fair value of cash flow hedges	Cumulative foreign currency translation adjustment	Accumulated other comprehensive income
Accumulated balance as at January 1, 2021	$(51)	$140	$89
Other comprehensive income (loss)
Amount arising	41	(95)	(54)
Income taxes	(1)	—	(1)
Net	40	(95)	(55)
Accumulated balance as at December 31, 2021	$(11)	$45	$34
Other comprehensive income (loss)
Amount arising	48	(89)	(41)
Income taxes	(5)	—	(5)
Net	43	(89)	(46)
Accumulated balance as at December 31, 2022	$32	$(44)	$(12)
Other comprehensive income (loss)
Amount arising	(29)	26	(3)
Income taxes	2	—	2
Net	$(27)	$26	$(1)
Accumulated balance as at December 31, 2023	$5	$(18)	$(13)